Loans, borrowings and bank overdrafts (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Current and Non-Current Borrowings

	As at March 31,
	2021		2022
Non-current
Unsecured Notes 2026 *	₹	—	₹	56,403
Borrowings from banks		7,310		—
Loans from institutions other than banks		148		60

	₹	7,458	₹	56,463

Current
Bank overdrafts	₹	130	₹	3
Borrowings from Banks		75,585		95,143
Loans from institutions other than banks		159		87

	₹	75,874	₹	95,233

	₹	83,332	₹	151,696

*
On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. The Notes were issued at the discounted price of 99.636% against par value and have an effective interest rate of 1.6939% after considering the issue expenses and discount of
₹
 501 (US$ 6.7 million). Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited
(SGX-ST).

Summary of Long - Term Loans and Borrowings

	As at March 31, 2021			As at March 31, 2022
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026
U.S. Dollar (US$)	—		—	744		56,403	June-26
Unsecured loans
U.S. Dollar (US$)	310		22,671	—		—
Canadian Dollar (CAD)	^		10	—		—
Indian Rupee (INR)	—		240	—		141	March-24
Australian Dollar (AUD)	^		26	—		—
Pound Sterling (GBP)	^		12	—		—
Euro (EUR)	^		10	^		6	April-23

		₹	22,969		₹	56,550

Non-current portion of long-term loans and borrowings			7,458			56,463
Current portion of long-term loans and borrowings			15,511			87

^	Value is less than 1
Interest expense on
loans
, borrowings and bank
overdrafts
was
₹
3,166,
₹
1,897, and
₹
3,261 for the year ended March 31, 2020, 2021 and 2022, respectively.
Cash and
non-cash
changes in liabilities arising from financing activities:

							Non-cash changes
	April 1, 2020		Cash flow		Issue expenses on Notes		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2021
Borrowings	₹	77,647	₹	6,212	₹	—	₹	—	₹	—	₹	(657)	₹	83,202
Bank overdrafts		395		(265)		—		—		—		—		130
Lease Liabilities		19,198		(8,660)		—		10,404		—		240		21,182

	₹	97,240		₹ (2,713)	₹	—	₹	10,404	₹	—	₹	(417)	₹	104,514

							Non-cash changes
	April 1, 2021		Cash flow		Issue expenses on Notes		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2022
Borrowings	₹	83,202	₹	68,310	₹	(298)	₹	—	₹	77	₹	402	₹	151,693
Bank overdrafts		130		(127)		—		—		—		—		3
Lease Liabilities		21,182		(9,730)		—		12,532		—		249		24,233

	₹	104,514	₹	58,453	₹	(298)	₹	12,532	₹	77	₹	651	₹	175,929